CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Equity
Beginning Balance at Dec. 31, 2011	$ 24	$ 323,856	$ 16,997	$ (135,487)	$ 22,970	$ 228,360
Beginning Balance (in shares) at Dec. 31, 2011	23,538,919
Equity awards exercised (in shares)	7,020
Other comprehensive income:
Foreign currency translation adjustments					8,842	8,842
Stock-based compensation		3,775				3,775
Appropriations to statutory reserves			5,950	(5,950)
Net income (loss)				11,828		11,828
Ending Balance at Dec. 31, 2012	24	327,631	22,947	(129,609)	31,812	252,805
Ending Balance (in shares) at Dec. 31, 2012	23,545,939
Equity awards exercised (in shares)	3,705
Other comprehensive income:
Foreign currency translation adjustments					(1,172)	(1,172)
Stock-based compensation		1,253				1,253
Appropriations to statutory reserves			3,275	(3,275)
Net income (loss)				10,166		10,166
Ending Balance at Dec. 31, 2013	$ 24	$ 328,884	$ 26,222	$ (122,718)	$ 30,640	$ 263,052
Ending Balance (in shares) at Dec. 31, 2013	23,549,644